Taxes (Details) - Schedule of Valuation Allowance for Deferred Tax Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Valuation Allowance for Deferred Tax Assets [Abstract]
Beginning balance	$ 972,237	$ 847,735
Additions	160,921	124,502
Ending balance	$ 1,133,158	$ 972,237